Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information [Line Items]
Schedule of quarterly financial information
Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2017 and 2016:

	2017
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenue	$25,972	$26,546	$27,349	$27,514
Net income	$3,124	$3,365	$3,099	$1,531
Net income attributable to common stockholders	$3,123	$3,364	$3,098	$1,531
Net income per share (1)	$0.04	$0.04	$0.04	$0.03
	2016
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenue	$12,502	$13,330	$16,334	$20,646
Net (loss)/income	$(1,141)	$(2,825)	$(2,736)	$595
Net (loss)/income attributable to common stockholders	$(1,140)	$(2,824)	$(2,735)	$595
Net (loss)/income per share (1)	$(0.03)	$(0.06)	$(0.05)	$0.01

(1)	Amounts were retroactively adjusted to reflect stock dividends. (See Note 2, Basis of Presentation and Summary of Significant Accounting Policies, for additional details).

Griffin Capital Essential Asset REIT, Inc. [Member]
Quarterly Financial Information [Line Items]
Schedule of quarterly financial information
Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2017 and 2016

	2017
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenue	$96,708	$82,772	$85,132	$81,878
Income before other income and (expenses)	$26,787	$17,685	$22,394	$15,428
Net income	$14,306	$9,160	$9,445	$113,222
Net income attributable to common stockholders	$13,726	$8,756	$9,029	$109,146
Net income attributable to common stockholders per share	$0.08	$0.05	$0.05	$0.64

	2016
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenue (1)	$86,732	$86,588	$86,736	$84,218
Income before other income and (expenses)	$22,973	$18,841	$19,378	$12,339
Net income	$12,386	$6,581	$7,131	$457
Net income attributable to common stockholders	$11,891	$6,248	$6,795	$351
Net income attributable to common stockholders per share	$0.07	$0.04	$0.04	$—

(1)	Amounts were reclassified to conform to the current period presentation. See Note 2, Basis of Presentation and Summary of Significant Accounting Policies, for additional details.